Credit substitutes	12 Months Ended
Mar. 31, 2021
Credit substitutes
7. Credit substitutes
Credit substitutes consist of securities that the Bank invests in as part of an overall extension of credit to certain customers. Such securities share many of the risk and reward characteristics of loans and are managed by the Bank together with other credit facilities extended to the same customers. The fair values of credit substitutes by type of instrument as of March 31, 2020 and March 31, 2021 were as follows:

	As of March 31,
	2020				2021
	Amortized Cost		Fair Value		Amortized Cost		Fair Value
	(In millions)
Available for sale credit substitute debt securities:
Debentures	Rs.	236,717.2	Rs.	237,980.3	Rs.	524,448.4	Rs.	537,472.8
Commercial pape r		124,024.3		124,393.4		9,778.7		9,804.1

Total	Rs.	360,741.5	Rs.	362,373.7	Rs.	534,227.1	Rs.	547,276.9

					US$	7,304.2	US$	7,482.6

The fair values of credit substitutes by the
Bank’s internal credit quality indicators and amounts provided for Impairment losses is as follows:

	As of March 31,
	2020		2021		2021
	(In millions)
Pass	Rs.	362,373.7	Rs.	547,276.9	US$	7,482.6
Impaired—gross balance		—		—		—
Less: Impairment losses		—		—		—

Impaired credit substitutes, net		—		—		—

Total credit substitutes, net	Rs.	362,373.7	Rs.	547,276.9	US$	7,482.6

The following table provides information on Impaired credit substitutes as at March 31, 2020 and March 31, 2021:

As of March 31,
	2020		2021		2021
(In millions)
Gross impaired credit substitutes	Rs	—	Rs	—	US$	—
Gross impaired credit substitutes by industry	Rs.	—	Rs.	—	US$	—
Average impaired credit substitutes	Rs.	—	Rs.	—	US$	—
Interest income recognized on impaired credit substitutes	Rs.	—	Rs.	—	US$	—
As of March 31, 202
1
, the Bank has no additional funds committed to borrowers whose credit substitutes were impaired.